Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 7,649,435	¥ 7,731,243
Fair value of securities and bills accepted as collateral	13,461,458	12,218,264
Fair value of securities sold or repledged to others	¥ 9,166,534	¥ 8,839,133